OTHER INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
OTHER INTANGIBLE ASSETS, NET [Abstract]
2014	$ 53,673
2015	43,175
2016	32,997
2017	26,486
2018 and thereafter	11,368
Other intangible assets, net (excluding amortization of capitalized software costs)	$ 167,699